Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating expenses
Research and development	$ 384	$ 1,281
Selling, general and administrative	1,542	1,058
Total operating expenses	1,926	2,339
Loss from operations	(1,926)	(2,339)
Interest income	79	36
Net loss	$ (1,847)	$ (2,303)
Net loss per share of Common Stock, basic	$ (0.48)	$ (4.47)
Net loss per share of Common Stock, diluted	$ (0.48)	$ (4.47)
Weighted-average basic Common Stock	3,858,921	515,465
Weighted-average diluted Common Stock	3,858,921	515,465
Share-Based Payment Arrangement [Member]
Operating expenses
Research and development	$ 14	$ 8
Selling, general and administrative	$ 29	$ 29